Loss Per Share (Tables)	9 Months Ended
Sep. 30, 2014
Loss Per Share [Abstract]
Schedule of the numerator and denominator of the basic and diluted loss per share computations

The following table presents the numerator and denominator of the basic and diluted loss per share computations for the three and nine months ended September 30, 2014 and 2013:

(in thousands, except per share amounts)	Three months ended September 30,		Nine months ended September 30,
	2014	2013	2014	2013
Numerator:
Net loss attributable to Stratasys Ltd.– for the computation
of basic and diluted net loss per share	$(31,328)	$(6,626)	$(27,414)	$(24,962)

Denominator:
Weighted average shares – denominator for basic and
diluted net loss per share	50,490	41,976	49,717	39,754

Net loss per share attributable to Stratasys Ltd.
Basic	$(0.62)	$(0.16)	$(0.55)	$(0.63)
Diluted	$(0.62)	$(0.16)	$(0.55)	$(0.63)